Provisions and Other Liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
France [Member]
Disclosure of defined benefit plans [Line Items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	€ 35	€ 70	€ (235)
Germany [Member]
Disclosure of defined benefit plans [Line Items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(33)	1	(210)
United States [Member]
Disclosure of defined benefit plans [Line Items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	77	(161)	(30)
UK [Member]
Disclosure of defined benefit plans [Line Items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(48)	165	(144)
Pensions and Other Post-employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Current service cost	233	216	262
Past service cost	33	(2)	18
Net interest cost/(income) including administration costs and taxes paid during the period	96	117	121
(Gains)/losses on plan settlements not specified in the terms of the plan	(20)	2
Actuarial (gains)/losses on plan curtailments	2	(52)	(39)
Contributions from plan members	(6)	(3)	(4)
Expense recognized directly in profit or loss	338	278	358
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	30	109	(650)
Expense/(gain) for the period	368	387	(292)
Pensions and Other Post-employment Benefits [Member] | France [Member]
Disclosure of defined benefit plans [Line Items]
Current service cost	74	70	78
Past service cost			16
Net interest cost/(income) including administration costs and taxes paid during the period	22	30	28
(Gains)/losses on plan settlements not specified in the terms of the plan	(17)
Actuarial (gains)/losses on plan curtailments	(6)	(51)	(38)
Expense recognized directly in profit or loss	73	49	84
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	35	70	(235)
Expense/(gain) for the period	108	119	(151)
Pensions and Other Post-employment Benefits [Member] | Germany [Member]
Disclosure of defined benefit plans [Line Items]
Current service cost	50	42	47
Past service cost			1
Net interest cost/(income) including administration costs and taxes paid during the period	16	23	23
Actuarial (gains)/losses on plan curtailments	7	2
Expense recognized directly in profit or loss	73	67	71
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(33)	1	(211)
Expense/(gain) for the period	40	68	(140)
Pensions and Other Post-employment Benefits [Member] | United States [Member]
Disclosure of defined benefit plans [Line Items]
Current service cost	53	62	74
Past service cost	36
Net interest cost/(income) including administration costs and taxes paid during the period	40	48	44
(Gains)/losses on plan settlements not specified in the terms of the plan		(2)
Actuarial (gains)/losses on plan curtailments	8
Expense recognized directly in profit or loss	137	108	118
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	77	(161)	(30)
Expense/(gain) for the period	214	(53)	88
Pensions and Other Post-employment Benefits [Member] | UK [Member]
Disclosure of defined benefit plans [Line Items]
Current service cost			14
Net interest cost/(income) including administration costs and taxes paid during the period	8	6	13
Contributions from plan members			(1)
Expense recognized directly in profit or loss	8	6	26
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(48)	165	(144)
Expense/(gain) for the period	(40)	171	(118)
Pensions and Other Post-employment Benefits [Member] | Other Countries [Member]
Disclosure of defined benefit plans [Line Items]
Current service cost	56	42	49
Past service cost	(3)	(2)	1
Net interest cost/(income) including administration costs and taxes paid during the period	10	10	13
(Gains)/losses on plan settlements not specified in the terms of the plan	(3)	4
Actuarial (gains)/losses on plan curtailments	(7)	(3)	(1)
Contributions from plan members	(6)	(3)	(3)
Expense recognized directly in profit or loss	47	48	59
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(1)	34	(30)
Expense/(gain) for the period	€ 46	€ 82	€ 29